Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Profit before taxation(a)	$ 18,662	$ 30,833	$ 15,391
Prima facie tax payable at UK rate	3,546	5,858	2,924
Higher rate of taxation of 30% on Australian earnings	1,550	2,598	1,748
Other tax rates applicable outside the UK and Australia	(17)	103	(181)
Tax effect of profit from equity accounted units, related impairments and expenses	(109)	(198)	(59)
Impact of changes in tax rates	(11)	0	0
Resource depletion allowances	(40)	(52)	(34)
Recognition of previously unrecognised deferred tax assets	(261)	(212)	(182)
Write-down of previously recognised deferred tax assets	820	0	237
Utilisation Of previously unrecognised deferred tax assets	(37)	(200)	(15)
Unrecognised current year operating losses	212	107	328
Adjustments in respect of prior periods	(222)	40	9
Other items	155	214	216
Total taxation charge	$ 5,586	$ 8,258	$ 4,991
Weighted average statutory corporation tax rate	29.00%	29.00%	30.00%